PROPERTY AND EQUIPMENT	12 Months Ended
Jun. 30, 2023
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

4.PROPERTY AND EQUIPMENT

As of June 30, 2023 and 2022, property and equipment consisted of the following (in thousands):

		June 30,
	Useful Life	2023	2022
	(years)
Land	Infinite	1,792,025	1,006,622
Property and Buildings	4-47	¥1,273,946	¥669,102
Machinery and Equipment	10-17	156,580	158,104
Tools, Furniture, and Fixtures	4-20	32,738	22,945
Construction in progress		147,147	300,035
Less: Accumulated depreciation		(166,145)	(107,752)
Property and equipment, net		¥3,236,291	¥2,049,056

The Company recorded depreciation expenses on property and equipment of ¥56,881 thousand, ¥30,263 thousand, and ¥30,226 thousand for the fiscal years ended June 30, 2023, 2022, and 2021, respectively. The Company records depreciation expense in selling, general, and administrative expenses on the consolidated statements of comprehensive income.